EQUITY ANALYSTS INC.
                         REGISTERED INVESTMENT ADVISORS




                            ANALYSTS INVESTMENT TRUST

                                  ANNUAL REPORT

                                  July 31, 1998



                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND

                            ANALYSTS INVESTMENT TRUST
                                  ANNUAL REPORT
                               ANALYSTS STOCK FUND
                           ANALYSTS FIXED INCOME FUND


                                    CONTENTS



                                                                            PAGE
                                                                            ----
Message from the Fund President/Portfolio Manager                              1

Performance Summary

Independent Auditors Report                                                    5

Statement of Assets and Liabilities                                            6

Analysts Stock Fund Schedule of Investments in Securities                      7

Analysts Fixed Income Fund Schedule of Investments in Securities              12

Statement of Operations                                                       16

Statement of Changes in Net Assets                                            17

Financial Highlights                                                          18

Notes to Financial Statements                                                 19

Trustees and Officers                                                         23

                MESSAGE FROM THE FUND PRESIDENT/PORTFOLIO MANAGER
                -------------------------------------------------

ANALYSTS STOCK FUND
-------------------

This report covers the period August 1, 1997 through July 31, 1998. The total return of the Stock Fund from August 1, 1997 through July 31, 1998 was 4.25%. This compares to a 9.31% rate of return for the Dow Jones World-Global Index
(DJWG). Since inception of the Analysts Stock Fund (August 25, 1993), the average annual total return of the Analysts Stock Fund is 13.98% verses 11.63% for the DJWG.

The Analysts Stock Fund has outperformed the DJWG since inception and every period except the last fiscal year. Since inception the Analysts Stock Fund has had a higher allocation to U.S. stocks than the DJWG. During this period, U.S. stocks have outperformed most foreign markets. During the last fiscal year though, Europe has had the best performing markets and the DJWG had a larger allocation to Europe during this period. This accounts for the higher return from the DJWG during the last fiscal year. The best performing sector in the U.S. markets during the last fiscal year have been the large capitalization stocks. The Analysts Stock Fund has a 14% allocation to medium capitalization stocks which has hurt our performance relative to the S&P 500 and Dow Jones Industrial Average. The Analysts Stock Fund has kept a low allocation of 8% to Asian stocks due to the weakness in that region. This has helped our performance relative to the DJWG. The strategy of the Analysts Stock Fund is to diversify between Large Capitalization, Small Capitalization, International, Real Estate Investment Trusts and Natural Resources Stocks. Research indicates that an allocation between these broad groups has provided the lowest possible volatility for a portfolio of stocks while still keeping stock market performance.

Interest rates have declined dramatically since March of 1997, due partly to a flight to quality to U.S. Treasury Bonds, and due partly to a global disinflation of prices. The real short term rates in the U.S. remain high because inflation is very low and the Fed has kept Fed Funds unchanged. U.S. stocks began a correction in July of 1998 that, as of the date of this letter, still exists. The financial crisis that began in Southeast Asia last July has spread to the rest of the emerging countries worldwide. The nervousness from this crisis is causing money to flow out of equities and into safe investments. The U.S. economy remains strong with low unemployment, moderate growth, low inflation, and a balanced budget. As the world financial situation settles down, money should begin to flow back to U.S. stocks. Over the next 12 months U.S. stocks should begin to recover, prices of commodities should be flat, the Fed will lower Fed Funds, and the yield curve should steepen. These events should keep the U.S. out of recession and help settle down the world financial difficulties.

ANALYSTS FIXED INCOME FUND
--------------------------

The total return of the Fixed Income Fund for the period August 1, 1997 through July 31, 1998 was 4.30%. This compares to a 6.86% rate of return for the Lehman Intermediate T-Bond Index (LITB) over the same period. Since inception of the Analysts Fixed Income Fund (August 25, 1993), the average annual return of the Analysts Fixed Income Fund was 4.70% verses 5.69% for the Lehman Intermediate T-Bond Index.

The Analysts Fixed Income Fund is diversified between Government Bonds, Corporate Bonds, Mortgage Backed Securities, Preferred Stocks, Global Bond Funds and Real Estate Investment Trusts. The Fund's strategy is to remain broadly diversified to reduce our exposure in any one area and reduce our volatility. The world economic crisis that began in July of 1997 in Southeast Asia has spread to the rest of the emerging countries. This has caused a worldwide financial crisis, increasing nervousness and causing money to flow to U.S. Treasury Bonds. Money has flowed out of foreign bonds and spreads are widening on corporate bonds. Treasury bonds have outperformed all other fixed income investments due to the flight to quality. The yield curve in the U.S. has inverted and the markets are expecting a Fed Funds rate cut before the end of the year. This should steepen the yield curve and money should begin to flow back to corporate and sovereign debt. Interest rates should stay low in the U.S. due to a global commodity oversupply situation holding prices down.

The U.S. economy during the next 12 months should see low inflation, moderate growth, steepening yield curve, a balanced budget, and corporate spreads narrowing. The Analysts Fixed Income Fund will primarily stay short to medium term on maturities to take advantage of this environment.




Lee Manzler
President and Portfolio Manager

[Graph Deleted Here]

ANALYSTS STOCK FUND
GROWTH OF A $10,000 INVESTMENT
COMPARED TO DOW JONES WORLD INDEX
FROM 8/25/93 THRU 7/31/98

ANALYSTS INVESTMENT TRUST STOCK FUND
TO
DOW JONES WORLD INDEX

                                                                        DJ
                                                           AIT STOCK   WORLD
                                                            STOCK      INDEX
                                                            -----      -----

Average Annual Total Return                                 10000       10000
For the Period Ending 7/31/98                               10649       10210
Since Inception:  13.97%                                    10796        9978
                                                            11189       10199
Total Return for the Period                                 10821        9559
8/1/97 through 7/31/98:  4.25%                              11345        9981
                                                            11835       10658
Average Annual Total Return                                 11574       10491
For the Period Ending 6/30/98                               10971       10044
1 Year: 13.03%     Since Inception (8/25/93):  14.86%       11023       10319
                                                            10960       10319
                                                            10602       10298
                                                            10990       10468
                                                            11353       10694
                                                            11268       10504
                                                            11369       10711
                                                            10944       10184
                                                            10982       10239
                                                            10971       10011
                                                            11161       10118
                                                            11450       10577
                                                            11706       10933
                                                            12024       11014
                                                            12214       10981
                                                            12641       11485
                                                            12649       11270
                                                            12888       11499
                                                            12522       11327
                                                            12899       11669
                                                            13161       11993
                                                            13366       12215
                                                            13476       12241
                                                            13575       12402
                                                            13866       12704
                                                            14027       12686
                                                            13982       12700
                                                            13506       12187
                                                            13781       12319
                                                            14134       12799
                                                            14278       12816
                                                            15062       13497
                                                            15074       13263
                                                            15582       13359
                                                            15847       13501
                                                            15626       13185
                                                            15977       13543
                                                            16803       14402
                                                            17329       15056
                                                            18299       15744
                                                            17567       14790
                                                            18449       15565
                                                            17467       14640
                                                            17642       14845
                                                            18000       14976
                                                            18180       15278
                                                            18996       16325
                                                            19963       16981
                                                            19999       17101
                                                            19561       17009
                                                            19590       17286
                                                            19073       17208


[Graph Deleted Here]

ANALYSTS FIXED INCOME FUND
GROWTH OF A $10,000 INVESTMENT
COMPARED TO LEHMAN INTERMEDIATE T-BOND INDEX
FROM 8/25/93 THRU 7/31/98

ANALYSTS INVESTMENT TRUST FIXED INCOME FUND
TO
LEHMAN INTERMEDIATE T-BOND INDEX

                                                             AIT          LEHMAN
                                                             FIXED        T-BOND
                                                             INCOME       INDEX
                                                             ------       -----

Average Annual Total Return                                  10000       10000
For the Period Ending 7/31/98                                 9885       10034
Since Inception:  4.69%                                       9851       10077
                                                              9850       10091
Total Return for the Period                                   9691       10042
8/1/97 through 7/31/98:  4.30%                                9699       10085
                                                              9913       10186
Average Annual Total Return                                   9787       10054
For the Period Ending 6/30/98                                 9454        9912
1 Year: 7.59%   Since Inception (8/25/93):  4.84%             9450        9844
                                                              9432        9854
                                                              9259        9860
                                                              9423        9983
                                                              9398       10012
                                                              9225        9927
                                                              9082        9934
                                                              9013        9886
                                                              9081        9882
                                                              9293       10048
                                                              9547       10244
                                                              9574       10296
                                                              9708       10417
                                                             10138       10710
                                                             10168       10782
                                                             10140       10782
                                                             10241       10868
                                                             10346       10939
                                                             10446       11062
                                                             10566       11199
                                                             10726       11313
                                                             10856       11412
                                                             10671       11282
                                                             10632       11228
                                                             10572       11193
                                                             10600       11189
                                                             10687       11309
                                                             10731       11343


                                                                               3



                                                             10757       11347
                                                             10915       11493
                                                             11128       11682
                                                             11366       11824
                                                             11386       11763
                                                             11387       11802
                                                             11483       11816
                                                             11288       11751
                                                             11401       11882
                                                             11536       11973
                                                             11687       12076
                                                             12023       12302
                                                             11892       12252
                                                             12145       12388
                                                             12135       12534
                                                             12272       12560
                                                             12433       12666
                                                             12615       12830
                                                             12567       12812
                                                             12573       12853
                                                             12528       12913
                                                             12573       13001
                                                             12576       13090
                                                             12542       13142



                           INDEPENDENT AUDITORS REPORT
                           ---------------------------


To the Shareholders and
Board of Trustees
Analysts Investment Trust

We have audited the accompanying statement of assets and liabilities of the Analysts Investment Trust (comprising, respectively, the Stock Fund and the Fixed Income Fund), including the schedules of investments in securities as of July 31, 1998, the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period from inception (August 25, 1993) through July 31, 1994, were audited by other auditors whose report dated August 29, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Analysts Investment Trust as of July 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.




Berge & Company LTD
Cincinnati, Ohio
September 9, 1998

ANALYSTS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1998



                                                                       FIXED
                                                   STOCK FUND       INCOME FUND
                                                   ----------       -----------
ASSETS

Investment securities, at value
   Unaffiliated Issuers                              $ 7,393,138    $ 4,466,067
   Repurchase Agreements                                 730,000        110,000
                                                     -----------    -----------
                                                       8,123,138      4,576,067
Receivable for investment securities sold                   --              154
Dividends and interest receivable                          9,701         55,139
Cash                                                      63,355         47,021
                                                     -----------    -----------

Total Assets                                           8,196,194      4,678,381

LIABILITIES

Management fee payable                                    14,360          5,980
                                                     -----------    -----------

Total liabilities                                         14,360          5,980
                                                     -----------    -----------

NET ASSETS                                           $ 8,181,834    $ 4,672,401
                                                     ===========    ===========

Net assets consist of:

Capital shares                                       $ 6,258,237    $ 4,603,941
Accumulated undistributed net investment income           10,244         23,075
Accumulated net realized gains (losses)
   from securities transactions                          (32,394)       (20,303)
Net unrealized appreciation on investments             1,945,747         65,688
                                                     -----------    -----------

NET ASSETS                                           $ 8,181,834    $ 4,672,401
                                                     ===========    ===========

Net asset value, offering price, and redemption
  price per share                                    $     24.99    $     14.27
                                                     ===========    ===========

Fund shares outstanding                                  327,361        327,418
                                                     ===========    ===========


                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

COMMON STOCK:  90.4%

Large Capitalization U.S. Stocks:     35.9%

SHARES                                                              MARKET VALUE
------                                                              ------------

   2,000       Abbott Laboratories                                      $ 83,125
   3,000       Advanced Micro Devices *                                   51,750
   1,112       Allstate Corporation                                       47,191
   3,000       Alza Corporation *                                        116,625
   1,030       Ameren Corporation                                         38,947
   1,100       Ameritech Corporation                                      54,106
     261       Associates First Capital Corporation                       20,276
   1,210       Banc One Corporation                                       62,541
   3,020       Bell Atlantic Corporation                                 137,033
     826       Bellsouth Corporation                                      56,426
     660       Chevron Corporation                                        54,533
     814       Chrysler Corporation                                       48,179
   1,752       Cincinnati Financial Corporation                           62.634
     850       Cinergy Corporation                                        26,828
   2,500       Compaq Computer Corporation                                82,188
   1,500       Computer Association International                         49,781
   3,000       Diamonds Trust                                            265,594
   1,100       Du Pont EI De Nemours                                      68,200
     450       Eastman Kodak                                              37,856
   1,000       Entergy                                                    27,375
     800       Exxon Corporation                                          56,100
   1,500       First Data Corporation                                     43,406
   2,100       Firstenergy                                                57,881
     998       Ford Motor Corporation                                     56,824
   1,100       General Electric Corporation                               98,244
     800       Intel Corporation                                          67,550
     600       J.P. Morgan                                                75,600
   1,500       Micron Technology                                          50,063
   2,000       Microsoft *                                               219,875
   1,000       National Fuel Gas                                          41,313
     900       PNC Bank                                                   48,544
   1,500       Potomac Electric Power Corporation                         36,188


                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

Large Capitalization U.S. Stocks (continued)

SHARES                                                              MARKET VALUE
------                                                              ------------
     1,400        Proctor & Gamble Corporation                        $  111,125
     3,000        S&P 500 Depository Trust                               335,344
       600        Sears Roebuck & Company                                 30,450
     2,100        Star Banc Corporation                                  146,738
       810        Texaco, Inc.                                            49,258
     2,000        Western Digital Corporation *                           22,250
                                                                      ----------
                  Total (Cost: $1,906,383)                            $2,937,938

Small/Medium Capitalization U.S. Stocks:  14.3%

     4,400        Airborne Freight Corporation                        $  105,050
       700        Ameron, Inc.                                            34,869
     1,250        Aquarion Company                                        43,594
     1,000        Arvin Industries                                        38,875
     1,000        BJ's Warehouse Club *                                   37,000
     1,500        Connecticut Energy                                      38,438
       950        Essex County Gas Company                                43,225
     3,000        Fansteel, Inc.                                          21,375
     3,000        Gibson Greetings, Inc. *                                68,250
     4,000        Handleman Company *                                     35,750
     4,000        Homebase, Inc. *                                        31,000
     1,900        Marsh Supermarkets, Inc. Class B                        28,025
     3,250        Nash Finch Company                                      48,344
     2,600        Provident Companies                                     95,875
     4,750        S&P 400 Deposit Receipt                                316,543
     1,400        Sea Containers Ltd. Class A                             52,150
     2,750        Sport Supply Group, Inc.                                21,656
     1,500        Standard Motor Products                                 31,875
     3,375        Wynns International                                     61,383
     1,200        Yellow Corporation *                                    19,200
                                                                      ----------
                  Total (Cost: $807,978)                              $1,172,476


                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

Foreign Stocks:  35.4%

SHARES                                                              MARKET VALUE
------                                                              ------------
     1,200        Akzo NV                                             $   60,600
     2,600        Alcatel Alsthom                                        101,888
     2,454        BAT Industries PLC                                      55,368
     2,117        BG PLC                                                  64,569
     3,225        Brazil Fund, Inc.                                       65,508
       900        Buenos Aires Embotella *                                 1,238
     1,550        Cadbury Schweppes PLC                                   85,928
     1,250        CRH PLC                                                 86,875
     8,600        Emerging Germany Fund                                  133,838
     3,200        Ericsson L M Tel. Company                               88,600
     4,850        Europe Fund, Inc.                                      101,850
     9,550        First Australia Fund, Inc                               65,656
     5,750        First Philippine Fund *                                 30,906
     1,700        Hong Kong Telecommunications                            31,344
     1,400        Ito Yokado LTD                                          67,200
     2,866        Japan Equity Fund, Inc.                                 20,958
     2,400        KLM Royal Dutch Airlines                                99,600
     3,150        Koninklijke Ahold NV                                    97,256
       300        Matsusita Electric                                      48,000
       800        NEC Corporation ADR                                     37,000
     3,400        Philippine Long Distance Tel.                           75,225
     1,200        Polygram NV                                             65,325
     1,200        Royal Dutch                                             61,200
     2,500        San Miguel Corporation                                  32,661
     1,900        SKF AB                                                  30,281
       800        Sony Corporation ADR                                    68,000
       900        TDK Corporation                                         65,925
     2,200        Tele Denmark                                           111,650
       800        Telecom CP New Zealand                                  27,900
       900        Telefones De Mexico SA                                  45,000
     5,100        Templeton China World                                   30,281
     1,200        Tokio Marine & Fire Insurance                           60,450
     1,350        United News & Media PLC                                 36,281


                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

Foreign Stocks (continued)

SHARES                                                              MARKET VALUE
------                                                              ------------
     1,100        Vodafone Group PLC                                  $  150,150
     6,000        WEBS - Canada                                           81,750
     4,000        WEBS - France                                           87,500
     3,500        WEBS - Italy                                           100,188
     2,500        WEBS - Spain                                            76,406
     3,500        WEBS - Sweden                                           78,969
     4,500        WEBS - Switzerland                                      89,156
     4,000        WEBS - UK                                               81,500
     1,400        WPP Group PLC                                           94,325
                                                                      ----------
                  Total (Cost: $2,365,047)                            $2,894,304

Real Estate Stocks:  4.0%

     1,450        American Health Properties                          $   36,250
     1,500        Carramerica Realty Corporation                          40,406
     2,800        Commercial Net Lease                                    44,100
     2,000        Dynex Capital, Inc.                                     20,000
     1,500        First Industrial Realty                                 41,438
     2,100        Health & Retirement Properties Trust                    35,569
     1,500        New Plan Realty Trust                                   34,219
     1,186        Omega Healthcare Investors                              34,839
     1,250        Simon Debartolo Group, Inc.                             38,906
                                                                      ----------
                  Total (Cost: $290,330)                              $  325,726

Mining/Precious Metals Stocks:  0.7%

       900        Asarco                                              $   19,181
     1,300        Barrick Gold Resources                                  21,288
       400        Phelps Dodge Corporation                                22,225
                                                                      ----------
                  Total (Cost: $77,650)                               $   62,694
                                                                      ----------

                  Total Common Stock (Cost: $5,447,391)               $7,393,138


                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS STOCK FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

REPURCHASE AGREEMENTS:  8.9%

FACE                                                                MARKET VALUE
----                                                                ------------

730,000     4.7% Star Bank Repurchase Agreement, issued             $    730,000
                                                                    ------------
              January 28, 1997, due February 4, 1997,
              collateralized by $1,130,000 GNMA
              Pool #  8359, 6.5%; due January 20, 2024.

TOTAL INVESTMENTS AT MARKET VALUE (COST: $6,177,391)  99.3%         $  8,123,138
ALL OTHER ASSETS LESS LIABILITIES   0.7%                                  58,696
                                                                    ------------
NET ASSETS   100%                                                   $  8,181,834
                                                                    ============


* Non-dividend paying investment.





                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

COMMON STOCK:  31.9%

Natural Resources Stocks:  9.8%

SHARES                                                              MARKET VALUE
------                                                              ------------

     2,050        American Health Properties                          $   51,250
     4,000        Berkshire Realty, Inc.                                  43,750
     1,400        Carramerica Realty Corporation                          37,713
     3,580        Commercial Net Lease                                    56,385
     4,200        Dynex Capital, Inc.                                     42,000
     1,700        First Industrial Realty                                 46,963
     1,500        Hospitality Properties                                  43,406
     2,350        Health & Retirement Properties Trust                    39,803
     1,489        Omega Healthcare Investors                              43,739
     1,650        Simon Debartolo Group, Inc.                             51,356
                                                                      ----------
                  Total (Cost: $421,673)                              $  456,365

Closed End Mutual Funds:  22.1%

    15,000        Dreyfus Strategic Government, Income                $  142,500
    11,700        Duff & Phelps Bond Income                              171,113
    10,900        Kleinwort Benson Australian Income Fund                 75,619
    19,800        Putnam Premier Income                                  168,300
     6,294        Scudder Global High Income Fund                         78,675
     9,200        Templeton Emerging Markets Income Fund                 108,100
    20,000        Templeton Global Government Fund                       140,000
    20,000        Templeton Global Income Fund                           147,500
                                                                      ----------
                  Total (Cost: $1,092,820)                            $1,031,806
                                                                      ----------

                  Total Common Stock (Cost: $1,514,493)               $1,488,171





                 See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998

PREFERRED STOCKS:  4.4%

SHARES                                                              MARKET VALUE
------                                                              ------------
     2,000        Carolina Power & Light Company                      $   51,625
     2,000        Consolidated Edison                                     51,000
     2,000        Travelers Cap                                           51,750
     2,000        Unum Corp MIDS                                          51,875
                                                                      ----------
                  Total Preferred Stock (Cost: $200,000)              $  206,250

CORPORATE BONDS:  32.3%

      FACE
      ----
  3,000.00        AMR Corporation 8.1%, 11/1/98                       $    3,015
 30,000.00        Merrill Lynch 7.75%, 3/1/99                             30,307
  4,000.00        Nabisco, Inc. 8.3%, 4/15/99                              4,030
 35,000.00        Texaco Capital Corporation 9.0%, 12/15/99               36,402
 50,000.00        Du Pont E I De Nemours & Company 9.15, 4/15/00          52,544
 46,000.00        Household Financial 9.625%, 7/15/00                     48,902
  4,000.00        American Telephone & Telegraph Company 6.0%, 8/1/00      4,000
  5,000.00        First Chicago Corporation 11.25%, 2/20/01                5,605
  5,000.00        Bankamerica Corporation 8.375%, 3/15/02                  5,367
100,000.00        Associates Corporation 6.375%, 7/15/02                 100,910
100,000.00        Sony Corporation 6.125%, 3/4/03                        100,134
100,000.00        Kentucky Power 6.65% 5/01/03                           102,239
 10,000.00        General Motors Corporation 8.875%, 5/15/03              11,102
 10,000.00        Consolidated National Gas Company 5.75%, 11/01/03        9,874
 50,000.00        New York Telephone Company 5.625% 11/01/03              48,983
 50,000.00        American Telephone & Telegraph Company 6.75%, 4/1/04    51,670
 50,000.00        Nationsbank Corporation 7.75%, 8/15/04                  54,020
 10,000.00        Southwestern Bell 5.75%, 9/1/04                          9,718
100,000.00        Salomon Smith Barney 6.25%, 1/15/05                    100,187
 50,000.00        Pacific Bell Telephone Company 6.25%, 3/1/05            50,688
 50,000.00        U.S. West Communications 6.125%, 11/15/05               49,929
150,000.00        Loews Corporation 6.75%, 12/15/06                      152,637
100,000.00        Entergy Mississippi, Inc. 6.45%, 4/1/08                 99,963
100,000.00        GE Capital Corporation 8.65%, 5/15/09                  120,478
 30,000.00        Chemical Banking Corporation 7.5%, 5/15/10              30,668
 50,000.00        Coca-Cola Enterprises 7.0%, 12/1/10                     49,944
 50,000.00        Citicorp 7.0% 12/15/10                                  49,671




                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998


CORPORATE BONDS:  32.3% (CONTINUED)

   FACE                                                             MARKET VALUE
   ----                                                             ------------
 50,000.00        J.P. Morgan 6.61% 15/15/10                          $   50,712
 10,000.00        Caterpillar Inc. Del. 9.375%, 8/15/11                   12,699
 50,000.00        Aetna Life & Cas Company 6.75%, 9/15/13                 49,194
 10,000.00        International Business Machines 8.375%, 11/1/19         11,875
                                                                      ----------
                  Total Corporate Bonds (Cost: $1,478,166)            $1,507,465

GOVERNMENT BONDS:  23.7%

   50,000.00      Federal National Mortgage Association 6.32%,
                    7/28/03                                           $   50,000
1,000.000.00      United States Treasury Notes 6.5%, 10/15/06          1,058,438
                                                                      ----------
                  Total Government Bonds (Cost: $1,047,594)           $1,108,438

MORTGAGE BACKED OBLIGATIONS:  3.3%

  2,555.68        Paine Webber CMO Trust Series 1988-I, 8.6%, 4/1/18  $    2,663
 12,000.00        FHLMC REMIC 1991 Trust1177 Class1, 6,95%, 1/15/21       12,114
 15,000.00        FNMA Series 93-160L, 6.5%, 7/25/22                      14,624
 12,000.00        FNMA REMIC 1992 Trust G53 Class J, 7.0%, 9/25/22        12,264
 18,000.00        FHLMC 1993 Trust 1462 Class D, 7.5%, 11/15/22           17,717
 12,000.00        FNMA 1993 Trust 122 Class L, 6.5%, 1/25/23              11,881
 20,000.00        FNMA REMIC 1993 Trust G 10 Class J, 5.0%, 3/25/23       17,678
 20,000.00        FHLMC REMIC 1993 Trust 1497 Class Q, 7.0%, 4/15/23      19,639
 20,000.00        FHLMC REMIC 1993 T 1602 Class BB, 6.1%, 4/15/23         19,223
 12,000.00        FHLMC REMIC 1993 Trust 1503 Class H, 7.0%, 5/15/23      11,706
 12,000.00        FNMA REMIC 1993 Trust 50 Class L, 7.0%, 5/25/23         12,210
  4,000.00        FHLMC REMIC 1993 Trust G 13 Class D, 6.75%, 6/25/23      4,023
                                                                      ----------
                  Total Mortgage Backed (Cost: $160,126)              $  155,743




                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
ANALYSTS FIXED INCOME FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
JULY 31, 1998


REPURCHASE AGREEMENTS:  2.4%

 FACE                                                               MARKET VALUE
 ----                                                               ------------
110,000     4.7% Star Bank Repurchase Agreement, issued
              January 28, 1997, due February 4, 1997,
              collateralized by $1,130,000 GNMA Pool
              #8359, 6.5%; due January 20, 2024.                    $    110,000
                                                                    ------------

TOTAL INVESTMENTS AT MARKET VALUE (COST: $4,510,379)  97.9%         $  4,576,067
ALL OTHER ASSETS LESS LIABILITIES   2.1%                                  96,334
                                                                    ------------
NET ASSETS 100%                                                     $  4,672,401
                                                                    ============









                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1998




                                                                         FIXED
                                                          STOCK FUND   INCOME FUND
                                                          ----------   -----------

INVESTMENT INCOME:

Dividends                                                  $ 142,648    $ 131,971
Interest                                                      28,855      177,899
                                                           ---------    ---------

Total Investment Income                                      171,503      309,870

EXPENSES:

Management Fee                                               144,760       66,346
                                                           ---------    ---------

NET INVESTMENT INCOME                                         26,743      243,524

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:

Net realized gains (losses) from security transactions       (23,447)      13,072
Net change in net unrealized appreciation on investments     298,454      (70,735)
                                                           ---------    ---------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS                                             275,007      (57,663)
                                                           ---------    ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                 $ 301,750    $ 185,861
                                                           =========    =========







                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED JULY 31, 1998 AND 1997



                                                                                                    FIXED
                                                                 STOCK FUND                       INCOME FUND
                                                                 ----------                       -----------
                                                             1998           1997              1998          1997
                                                             ----           ----              ----          ----
FROM OPERATIONS:

Net investment income                                  $    26,743    $    71,281        $   243,524  $    182,430
Net realized gains (losses) from
   Security transactions                                   (23,447)        52,396             13,073          (752)
Net realized gains from covered
   call option transactions
Net change in net unrealized appreciation
   (depreciation) on investments                           298,454      1,331,388            (70,735)      192,392
                                                       -----------     ----------        -----------   -----------

Net increase in net assets from operations                 301,750      1,455,065            185,862       374,070

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                  17,818         78,102            238,220       177,516
From capital gains                                          43,883         29,457
                                                       -----------     ----------        -----------   -----------

Decrease in net assets from distributions
   to shareholders                                          61,701        107,559            238,220       177,516

FROM FUND SHARE TRANSACTIONS:

Proceeds from shares sold                                3,314,488      2,550,587          1,492,824     2,143,361
Net asset value of shares issued in reinvestment
   of distributions to shareholders                         61,701        107,560            217,950       159,244
Payment for shares redeemed                             (1,822,896)    (1,259,653)        (1,010,987)     (793,410)
                                                       -----------     ----------        -----------   -----------

Net increase from fund share transactions                1,553,293      1,398,494            699,787     1,509,195
                                                       -----------     ----------        -----------   -----------

NET INCREASE IN NET ASSETS:                              1,793,342      2,746,000            647,429     1,705,749

NET ASSETS:
Beginning of period                                      6,388,492      3,642,492          4,024,972     2,319,223
                                                       -----------     ----------        -----------   -----------
End of period                                          $ 8,181,834    $ 6,388,492        $ 4,672,401   $ 4,024,972
                                                       ===========    ===========        ===========   ===========

Accumulated undistributed net
  investment income                                    $     8,925    $     1,320        $    71,650   $    17,771
                                                       ===========    ===========        ===========   ===========

                See accompanying notes to financial statements.

ANALYSTS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Years ended July 31, 1998, 1997, 1996, 1995 and the Period from Inception (August 25, 1993) through July 31, 1994

                                                       Stock Fund                                      Fixed Income Fund
                                    ---------------------------------------------     ----------------------------------------------
                                      1998       1997     1996     1995      1994       1998      1997       1996    1995     1994
                                      ----       ----     ----     ----      ----       ----      ----       ----    ----     ----

Net asset value beginning of period $ 24.18   $ 18.28   $ 17.87  $ 15.79   $ 14.46    $ 14.43   $ 13.62   $ 13.57  $ 13.38  $ 14.74
Income from investment operations:
     Net investment income              .09       .32       .34      .24       .19        .80       .79       .78      .80      .77
     Net realized and unrealized
          gains on securities           .93      6.06       .81     2.11      1.24       (.18)      .78       .01      .18    (1.63)
                                    -------   -------   -------  -------   -------    -------   -------   -------  -------  -------
Total from investment operations       1.02      6.38      1.15     2.35      1.43        .62      1.57       .79      .98     (.86)

Less distributions:
     Dividends from net investment
          income                       (.06)     (.35)     (.31)    (.27)     (.10)      (.78)     (.76)     (.74)    (.79)    (.50)
     Capital gains distributions       (.15)     (.13)     (.43)      --        --         --        --        --       --       --
                                    -------   -------   -------  -------   -------    -------   -------   -------  -------  -------
Total Distributions                    (.21)     (.48)     (.74)    (.27)     (.10)      (.78)     (.76)     (.74)    (.79)    (.50)

Net asset value, end of period      $ 24.99   $ 24.18   $ 18.28  $ 17.87   $ 15.79    $ 14.27   $ 14.43   $ 13.62  $ 13.57  $ 13.38
                                    =======   =======   =======  =======   =======    =======   =======   =======  =======  =======

Total return                           4.25%   35.47%     6.84%   15.01%    10.70%*     4.30%    12.05%     5.84%    7.61%    6.20%*
                                    =======   =======   =======  =======   =======    =======   =======   =======  =======  =======
Ratios, supplemental data:
Net assets, end of period
     (thousands)                    $ 8,182   $ 6,388   $ 3,642  $ 2,549   $ 2,068    $ 4,672   $ 4,025   $ 2,319  $ 1,477  $ 1,079
Ratio of expenses to average
     net assets                       2.00%     2.00%     2.00%    2.00%     2.00%      1.50%     1.50%     1.50%    1.50%    1.50%
Ratio of net investment income to
     average net assets                .37%     1.54%     1.89%    1.45%     1.18%      5.50%     5.63%     5.65%    6.03%    5.57%
Portfolio turnover rate               5.47%     5.11%     6.19%   32.02%     4.52%      9.91%      .97%    22.34%   18.01%   22.67%
Average commission rate paid        $0.0920   $0.0635   $0.0862     --        --      $0.0652   $0.0550   $0.0818     --      --



*  Annualized



                 See accompanying notes to financial statements

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)    SIGNIFICANT ACCOUNTING POLICIES
       -------------------------------

       Analysts Investment Trust (AIT) is registered under the Investment Advisor Act of 1940, as amended, as a no-load, diversified, open end management investment company. AIT was established as an Ohio Business Trust under a Declaration of Trust dated May 28, 1993. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Analysts Stock Fund (ASF) and the Analysts Fixed Income Fund (AFI) (The Funds). The following is a summary of the significant accounting policies of AIT:

       SECURITIES VALUATION: Equity securities, options and commodities listed on exchanges or on the NASDAQ are valued at the last sale price as of the close of business on the day the securities are being valued. Lacking a last sale price, a security is generally valued at its last bid price, except when, in Equity Analysts Inc.'s (The Advisor) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Trust's Board of Trustees. Fixed income securities (including mortgage related and asset backed and receivable backed securities) may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Trust's Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Repurchase agreements are valued at cost which approximates market. It is the policy of the Funds that their custodian take possession of the underlying collateral securities. Collateral is marked to market daily to ensure that the market value of the underlying assets equals or exceeds the value of the seller's repurchase obligation. In the event of a bankruptcy or another default of the seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying securities and losses. The loss would equal the amount by which the carrying value of the repurchase agreement(s) exceeded the proceeds received in liquidation of the underlying collateral securities. To minimize the possibility of loss, the Funds enter into repurchase agreements only with institutions deemed to be creditworthy by the Advisor, including banks that serve as custodian for the Funds, banks having assets in excess of $1 billion of primary government securities dealers.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
       -------------------------------

       OPTIONS ACCOUNTING PRINCIPLES: When a put or call option is written, an amount equal to the premium received is recorded as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written at which time an unrealized gain or loss is recognized. The current market value of a traded option contract is the last sale price or, in the absence of a last sale price, the mean between the last bid and ask price, or in the absence of either of these two prices, fair value as determined in good faith by the Board of Trustees. When a written option contract expires or is terminated (closing purchase transaction), a realized gain (or realized loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) is recorded without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised by the holder, a gain or loss from the underlying security is realized and the proceeds from such a sale are increased by the premium originally received. When a put or call option is written, the Fund must maintain a margin account with its custodian or the broker with a maintenance margin determined on a daily basis as the value of the underlying security, commodity or currency fluctuates.

       SHARE VALUATION: The net asset value per share is calculated daily by dividing the total value of each Fund's investments and other assets, less liabilities, by the total number of shares outstanding.

       INVESTMENT INCOME AND DISTRIBUTIONS TO SHAREHOLDERS: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions to shareholders arising from net investment income are declared and it is the intention that such distributions be paid quarterly. Net realized capital gains, if any, are distributed to shareholders at least once per year.

       SECURITY TRANSACTIONS: Security transactions are accounted for on a trade date basis, which is the date the order to buy or sell is executed. Securities sold are valued on a specific identification basis.

       USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires the Advisor to make estimates and assumptions that affect the amounts reported in these financial statements and accompanying notes. The Advisor believes that the estimates utilized in preparing these financial statements are reasonable and prudent. Actual results could differ from these estimates.

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(1)    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
       -------------------------------

       FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (but not its shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made. In order to avoid imposition of the excise tax created by the Tax Reform Act of 1986 as amended by the Revenue Act of 1987, it is each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its realized capital gains (earned during the twelve months ended October 31 of the calendar year) plus undistributed amounts from prior years.

(2)    INVESTMENT TRANSACTIONS
       -----------------------

       Investment transactions are as follows for the year ended July 31, 1998:


                                                                  ANALYSTS FIXED
                                             ANALYSTS STOCK FUND    INCOME FUND
                                             -------------------    -----------
       Purchase of investment securities         $ 1,546,251        $ 1,067,412
       Proceeds from sales and maturities
       of investment securities                      356,529            399,181


       The table above includes U.S. Government Securities purchased and sold by Analysts Fixed Income Fund amounting to $0 and $0, respectively. There were no purchases or sales of U.S. Government Securities by the Analysts Stock Fund during the year.

(3)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
       ------------------------------------------------

       The President and Treasurer, and the Vice President and Secretary of the Trust are shareholders and employees of the Advisor, registered investment advisor to the Trust. In addition, each of these individuals are shareholders of the Funds. AIT's investments are managed by the Advisor under the terms of a Management Agreement. Under the Management Agreement, the Advisor pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses. As compensation for investment advisory services and agreement to pay the above Fund expenses, each Fund pays the Advisor a fee computed and accrued daily and paid monthly. The fee for ASF is computed at an annual average rate of 2% of average daily net assets of ASF up to and including $20 million, 1.75% of such assets from $20 million up to and including $40 million, 1.5% of such assets from $40 million up to and including $100 million, and .75% of such assets

                            ANALYSTS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



(3)    TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)
       ------------------------------------------------

       above $100 million. The fee for AFI is computed at an annual rate of 1.5% of average daily net assets of AFI up to and including $20 million, 1.25% of such assets from $20 million up to and including $40 million, 1% of such assets from $40 million up to and including $100 million and .75% of such assets above $100 million.

 (4)   FUND SHARE TRANSACTIONS
       -----------------------

       Proceeds and payments on shares of the Funds as shown in the Statement of Changes in Net Assets are the result of the following share transactions:


                                              ANALYSTS           ANALYSTS FIXED
                                             STOCK FUND           INCOME FUND
                                             ----------           -----------

       Shares sold                             133,870               102,806
       Shares issued in reinvestment
          of distributions                       2,608                15,096
                                              --------              --------
       Totals                                  136,478               117,902
       Less shares redeemed                     73,279                69,348
                                              --------              --------
       Net increase in shares outstanding       63,199                48,554
       Shares at beginning of year             264,162               278,864
                                              --------              --------
       Shares at end of year                   327,361               327,418
                                              ========              ========


(5)    FINANCIAL INSTRUMENT DISCLOSURE
       -------------------------------

       There are no reportable Financial instruments which have any off-balance sheet risk in either of the Funds as of July 31, 1998.

(6)    SECURITY TRANSACTIONS
       ---------------------

       For Federal income tax purposes, the cost of investments owned at July 31, 1997 was the same as identified cost. At July 31, 1998, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

                                  APPRECIATION      DEPRECIATION          NET
                                  ------------      ------------          ---
          Stock Fund              $ 2,387,406       $ (441,659)      $ 1,945,747
          Fixed Income Fund           162,092          (96,404)           65,688

                              TRUSTEES AND OFFICERS


David Lee Manzler Jr.                             President, Treasurer & Trustee

David L. Manzler Sr.                         Vice President, Secretary & Trustee

Walter E. Bowles, III                                                    Trustee

Robert W. Buechner                                                       Trustee

David J. Orth                                                            Trustee

Anthony J. Schement                                                      Trustee

------------------------------------------------------------------------------

INVESTMENT ADVISOR
Equity Analysts Inc.
9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242


CUSTODIAN
Star Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202


AUDITORS
Berge & Company LTD
20 West 9th Street
Cincinnati, OH 45202

------------------------------------------------------------------------------

Equity Analysts Inc.
Registered Investment Advisors

9200 Montgomery Road
Suite 13A
Cincinnati, OH 45242
513-792-5400
513-984-2411